Expense Example {- Fidelity International Bond Index Fund} - 12.31 Fidelity International Bond Index Fund PRO-06 - Fidelity International Bond Index Fund - Fidelity International Bond Index Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77